Supplement, dated June 21, 2010

to Prospectus and SAI, dated May 1, 2010

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

In the Summary Prospectus for the Equity Index Fund on page 3, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Thomas J. Dillman, Executive Vice President of the Adviser, has been the portfolio manager of the Fund since June 2010.”

In the Summary Prospectus for the All America Fund on page 6, the last sentence of the Portfolio Manager disclosure is hereby deleted and replaced with the following: “The index portion of the Fund has been overseen by Thomas J. Dillman, Executive Vice President of the Adviser, since June 2010.”

In the Summary Prospectus for the Mid-Cap Equity Index Fund on page 15, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Thomas J. Dillman, Executive Vice President of the Adviser, has been the portfolio manager of the Fund since June 2010.”

In the Summary Prospectus for the International Fund on page 21, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Thomas J. Dillman, Executive Vice President of the Adviser, has been the portfolio manager of the Fund since June 2010.”

On Page 92 of the Prospectus, under the section heading Portfolio Managers, the disclosure regarding Eleanor Innes is hereby deleted and replaced with the following:

“Thomas J. Dillman, Executive Vice President of the Adviser has been handling indexed investments since June 2010. Mr. Dillman joined the Adviser in August 2003 and has approximately 30 years of investment management experience.”

Also on Page 92 of the Prospectus, under the sub-heading Equity Index Fund, the paragraph is hereby deleted and replaced with the following: “The Equity Index Fund is managed by Thomas J. Dillman. See “Portfolio Managers” for additional information.”

Also on Page 92 of the Prospectus, under the sub-heading All America Fund, delete the second to last sentence of the paragraph regarding Eleanor Innes and replace it with the following: “The index portion of the Fund is overseen by Thomas J. Dillman, Executive Vice President of the Adviser.”

On Page 93 of the Prospectus, under the sub-heading Mid-Cap Equity Index Fund, the paragraph is hereby deleted and replaced with the following:

“The Mid-Cap Equity Index Fund is managed by Thomas J. Dillman. See “Portfolio Managers” for additional information.”

Also on Page 93 of the Prospectus, under the sub-heading International Fund, the paragraph is hereby deleted and replaced with the following:

“The International Fund is managed by Thomas J. Dillman. See “Portfolio Managers” for additional information.”

On Page 26 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, replace “Eleanor Innes, Second Vice President” with “Thomas J. Dillman, Executive Vice President.”

On Page 28 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, add the following information to the “Registered Investment Companies [Assets as of 12/31/09]” for Thomas J. Dillman:

“IC Equity Index Fund [$768 million] IC Mid-Cap Index Fund [$377 million] IC All America Fund Indexed portfolio [$151 million] IC International Fund [$33 million] MOAIF Equity Index Fund [$47 million] MOAIF Mid-Cap Index Fund [$44 million] MOAIF All America Fund Indexed portfolio [$27 million].”

On Page 29 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, delete the rows related to Eleanor Innes, Second Vice President.

On Page 30 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, delete “Eleanor Innes, Second Vice President” and related information.